UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)

US Treasury Obligations 16.3%
US Treasury Bill, 4.385% *, 8/3/2006	10,000,000	9,959,804
US Treasury Note, 2.875%, 11/30/2006	2,500,000	2,476,179

Total US Treasury Obligations (Cost $12,435,983)		12,435,983
Repurchase Agreements 83.8%
Banc of America Securities LLC, 5.04%, dated 6/16/2006, to be repurchased at $5,021,700 on 7/17/2006 (a)	5,000,000	5,000,000
BNP Paribas, 4.55%, dated 6/30/2006, to be repurchased at $16,006,067 on 7/3/2006 (b)	16,000,000	16,000,000
Credit Suisse First Boston LLC, 4.58%, dated 6/30/2006, to be repurchased at $15,005,725 on 7/3/2006 (c)	15,000,000	15,000,000
JPMorgan Securities, Inc., 4.58%, dated 6/30/2006, to be repurchased at $15,005,725 on 7/3/2006 (d)	15,000,000	15,000,000
State Street Bank and Trust Co., 4.2%, dated 6/30/2006, to be repurchased at $747,261 on 7/3/2006 (e)	747,000	747,000
The Goldman Sachs Co., Inc., 4.35%, dated 6/30/2006, to be repurchased at $12,004,350 on 7/3/2006 (f)	12,000,000	12,000,000

Total Repurchase Agreements (Cost $63,747,000)		63,747,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 76,182,983)	100.1	76,182,983
Other Assets and Liabilities, Net	(0.1)	(91,033)

Net Assets	100.0	76,091,950

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Annualized yield at time of purchase; not a coupon rate.
(a)		Collateralized by $5,302,000 US Treasury Note, 3.125%, maturing on 10/15/2008 with a value of $5,100,943.
(b)		Collateralized by $16,704,000 US Treasury Note, 4.75%, maturing on 5/15/2014 with a value of $16,320,936.
(c)		Collateralized by $17,997,906 US Treasury STRIPS, with various maturity dates of 11/15/2006-5/15/2014 with a value of $15,300,112.
(d)		Collateralized by $17,624,000 US Treasury STRIPS, with various maturity dates of 11/15/2008-5/15/2009 with a value of $15,303,815.
(e)		Collateralized by $770,000 US Treasury Note, 4.125%, maturing on 8/15/2008 with a value of $766,150.
(f)		Collateralized by $13,000,000 US Treasury Note, 3.875%, maturing on 2/15/2013 with a value of $12,240,813.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006